Expenses and Other Non-Operating (Income) Expense, Net - Schedule Of Sales And Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses And Other Non Operating Income Expense Net [Abstract]
Advertisement and publicity expenses	$ 144,584	$ 635,166
Employee salaries and benefits	1,371,468	1,788,941
Consultancy charges	1,602,332	1,538,729
Share-based payments to employees	2,649,012	375,721
Share-based payments to related parties	963,858	0
Total	$ 6,731,254	$ 4,338,557